Acquisitions	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Acquisitions
16. Acquisitions

Significant accounting judgements and estimates
Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Accounting policy
Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
On an acquisition-by-acquisition basis, the Group recognises any NCI in the acquiree either at fair value or at the non- controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.
The excess of the consideration transferred, the amount of any NCI in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.
Statement of cash flows
The acquisition date fair value of deferred payments and contingent consideration relating to business combinations is part of the aggregate consideration for obtaining control of the underlying net assets. Therefore, unless the obligations are clearly part of the borrowing structure of the group, repayments of the acquisition date fair value are classified as investing activities. Additional deferred/ contingent payments in excess of the grant date fair value are considered to be operating activity cash flows by nature.

16.1 Lonmin acquisition
On 14 December 2017, Sibanye-Stillwater announced that it had reached an agreement with Lonmin Plc (Lonmin) on the terms of a recommended all-share offer to acquire the entire issued and to be issued ordinary share capital of Lonmin (the Lonmin Acquisition). The Lonmin Acquisition was effected by means of a scheme of arrangement between Lonmin and the Lonmin shareholders under Part 26 of the UK Companies Act. Under the initial terms of the Lonmin Acquisition, each Lonmin shareholder was entitled to receive: 0.967 new Sibanye-Stillwater shares for each Lonmin share (Initial offer).
On 15 May 2018, Sibanye-Stillwater received South African Reserve Bank approval for the proposed acquisition of Lonmin and on 28 June 2018, the proposed Lonmin transaction was unconditionally cleared by the UK Competition and Markets Authority. On 21 November 2018, Sibanye-Stillwater announced that the Competition Tribunal had approved the proposed acquisition of Lonmin, subject to specific conditions. In addition to the conditions agreed between Sibanye-Stillwater and the Competition Commission, a further condition had been imposed by the Competition Tribunal, namely a moratorium on retrenchments at the Lonmin operations for a period of six months from the implementation date.
On 25 April 2019, the boards of Sibanye-Stillwater and Lonmin reached agreement on the terms of an increased recommended all-share offer pursuant to which Sibanye-Stillwater, and/or a wholly owned subsidiary of Sibanye-Stillwater, was to acquire the entire issued and to be issued ordinary share capital of Lonmin (the Increased Offer). Under the terms of the Increased Offer, Lonmin shareholders was entitled to receive one new Sibanye-Stillwater share for each Lonmin share.
The Lonmin Transaction (or scheme) was approved by the UK Court and on 7 June 2019 (effective date) and all the conditions precedent to the Lonmin Transaction were fulfilled. Sibanye-Stillwater obtained control of Lonmin on this date. The effective date of the implementation of the Lonmin Transaction was 10 June 2019, when Lonmin's listing on the Financial Conduct Authority's Official List and the trading of Lonmin shares on the London Stock Exchange's Main Market for listed securities was suspended, and 290,394,531 new Sibanye-Stillwater shares were listed on the Johannesburg Stock Exchange.
The year end of Lonmin has been changed to 31 December 2019 and Lonmin was consolidated from the effective date. For the seven months ended 31 December 2019, the Marikana operations contributed revenue of R11,188 million and a net profit of R1,881 million to the Group’s results.
The purchase price allocation (PPA) on the effective date was prepared on a provisional basis in accordance with IFRS 3 Business Combinations. During the measurement period, management provisionally revised the initial PPA due to new information obtained in accordance with IFRS 3. Since provisionally revising the initial PPA and up to one year of the acquisition date, no further information was obtained that required adjustments to the amounts recognised.
Consideration
The fair value of the consideration is as follows:

Figures in million – SA rand	2019
Equity instruments (290,394,531 ordinary shares)	4,307
Total consideration	4,307
Acquisition related costs
The Group incurred total acquisition related costs of R437 million (2020: R8 million, 2019: R284 million, 2018: R117 million, and prior to 2018: R28 million) on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.
Identified assets acquired and liabilities assumed
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2019
Property, plant and equipment	14	3,159
Right-of-use assets	15	133
Other investments		321
Environmental rehabilitation obligation funds	21	443
Other non-current assets		395
Inventories		5,220
Trade and other receivables		925
Other current assets		15
Cash and cash equivalents		2,999
Lease liabilities	29	(133)
Environmental rehabilitation obligation and other provisions	30	(1,697)
Other non-current liabilities		(863)
Borrowings	28	(2,575)
Trade and other payables		(2,586)
Other current liabilities		(99)
Total fair value of identifiable net assets acquired[1]		5,657
[1] Fair value of assets and liabilities excluding property, plant and equipment, inventories, borrowings, non-current liabilities and environmental rehabilitation obligation approximate the carrying value
The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.5% for the Marikana operations, an average platinum price of US$1,025/oz and an average palladium price of US$1,170/oz
The fair value of inventories was based on the estimated selling price less costs to complete and costs to sell
The fair value of borrowings is based on the settlement price. The Group restructured the Lonmin group entities funding arrangements to optimise financing costs. The Lonmin Pangaea Investments Management Limited (PIM) prepayment arrangement of US$174.3 million was fully settled by cash on hand and available within the Lonmin group on 5 July 2019
The fair value of other non-current liabilities is calculated based on a discounted cash flows using an effective discount rate of 12.5%
The fair value of environmental rehabilitation obligation is calculated with updated life-of-mines used in the discounted cash flows of property, plant and equipment
Gain on acquisition
A gain on acquisition has been recognised as follows:

Figures in million – SA rand	2019
Consideration	4,307
Fair value of identifiable net assets acquired	(5,657)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[1]	247
Gain on acquisition	(1,103)
[1] The amount recognised as NCI represents the NCI holders’ effective proportionate share in the fair value of the identifiable net assets acquired
The excess of the fair value of the net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The gain on acquisition is attributable to the transaction being attractively priced, and is consistent with the statement by the boards of Sibanye-Stillwater and Lonmin, that the purchase price reflected the recovery in PGM prices at the time of the increased offer, balanced against the fact that Lonmin, pre-acquisition, was financially constrained and unable to fund the significant investment required to sustain its business and associated employment.
16.2 SFA (Oxford) acquisition
On 21 February 2019, Sibanye-Stillwater announced it had agreed to acquire SFA (Oxford) Limited (SFA Oxford), an established analytical consulting company that is a globally recognised authority on PGMs and has for several years provided in-depth market intelligence on battery materials and precious metals for industrial, automotive, and smart city technologies.
The purchase consideration comprised an upfront payment of GBP4 million (R74.7 million) at the closing of the transaction and a deferred payment (contingent consideration), subject to a maximum payment of GBP6 million (refer note 22.2).
The acquisition was subject to the fulfilment of various conditions precedent which were completed on 4 March 2019. Sibanye-Stillwater obtained control (100%) on this date.
The PPA was prepared on a provisional basis in accordance with IFRS 3 at the effective date. No new information was obtained within one year of the acquisition date that required adjustments to the amounts recognised.

Figures in million – SA rand	2019
Consideration	127
Fair value of identifiable net assets acquired	(4)
Goodwill	123
The goodwill is attributable to the talent and skills of SFA (Oxford)’s workforce.
The goodwill has been allocated to the Stillwater, Rustenburg and Kroondal cash generating units (refer note 17). None of the goodwill recognised is expected to be deducted for tax purposes.
16.3 Qinisele Resources acquisition
On 29 October 2019, Sibanye-Stillwater entered in to a sale of shares agreement to buy the entire issued share capital of Qinisele Resources, a boutique advisory company that specialises in corporate finance, investor relations and research for a total of R55 million.
The acquisition was subject to the fulfilment of various conditions precedent which were completed on 31 October 2019 and Sibanye- Stillwater obtained control (100%) on 1 November 2019 (acquisition date).
The PPA was prepared on a provisional basis in accordance with IFRS 3 at the effective date. No new information was obtained within one year of the acquisition date that required adjustments to the amounts recognised.

Figures in million – SA rand	2019
Consideration	55
Fair value of identifiable net assets acquired	(1)
Goodwill	54
The goodwill is attributable to the experience and skills of Qinisele’s workforce (refer note 17).